Restatement of Previously Issued Financial Statements (Details)	Dec. 31, 2021 USD ($) $ / shares
Condensed Financial Information Disclosure [Abstract]
Ordinary per share | $ / shares	$ 10.10
Net tangible assets | $	$ 5,000,001